SHARE-BASED PAYMENT (Details 3) - $ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Number of options, Outstanding at beginning balance		2,072,100	1,549,600
Weighted average of exercise price, Outstanding at beginning balance	[1]	$ 2.9	$ 4.6
Number of options, Granted		765,000	913,000
Weighted average of exercise price, Granted	[1]	$ 3.12	$ 0.9
Number of options, Exercised		(42,391)
Weighted average of exercise price, Exercised	[1]	$ 2.35
Number of options, Expired		144,846	(90,200)
Weighted average of exercise price, Expired	[1]	$ 4.24	$ 4.3
Number of options, Forfeited		23,750	(300,300)
Weighted average of exercise price, Forfeited	[1]	$ 3.32	$ 3.8
Number of options, Outstanding at ending balance		2,626,113	2,072,100
Weighted average of exercise price, Outstanding at ending balance	[1]	$ 2.93	$ 2.9
Number of options, Exercisable		1,358,925	1,127,537
Weighted average of exercise price, Exercisable	[1]	$ 3.55	$ 4.6

[1]	The exercise price of all options denominated in NIS and was translated to USD in the table above using the exchange rate as of December 31, 2024 and 2023, respectively.